OTHER INCOME (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME

Other income consisted of the following:

	For three months ended		For nine months ended
	December 31,		December 31,
	2025	2024	2025	2024
Accretion expense	$(3,155)	$(265,356)	$(3,155)	$(719,195)
Grant Income	128,430	42,071	210,339	68,026
Interest earned	6,297	18,056	91,350	98,105
Loss on derivative liability	-	(3,010,994)	-	(546,121)
Interest expense	(13,037)	(251,962)	(25,291)	(545,000)
Legal claim expense	(185,833)	-	(768,086)	1,666,000
Provision for losses on related party transactions	-	(83,285)	-	(479,809)
R&D tax credits	-	-	416,208	-
	$(67,298)	$(3,551,470)	$(78,635)	$(457,994)
Other income consisted of the following:
	2025	2024
Interest earned	$119,480	$240,293
R&D tax credits	33,933	-
Credit card reward cash back	60,000	-
	$213,413	$240,293